Long-term Debt (Tables) - Evolv Technologies Holdings, Inc.	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of components of long-term debt

The components of the Company’s long-term debt consisted of the following (in thousands):

	June 30,	December 31,
	2021	2020
Term loans payable	$10,000	$10,000
Revolving line of credit outstanding	5,422	3,550
Convertible note	32,802	3,000
Less: Unamortized discount	(70)	(118)
	48,154	16,432
Less: Current portion of long-term debt	29,606	—
Long-term debt, net of discount	$18,548	$16,432

The components of the Company’s long-term debt consisted of the following (in thousands)

	December 31,
	2020	2019
Term loans payable	$10,000	$3,419
Revolving line of credit outstanding	3,550	—
Convertible note	3,000	—
Less: Unamortized discount	(118)	—
	16,432	3,419
Less: Current portion of long-term debt	—	(3,419)
Long-term debt, net of discount	$16,432	$—

Summary of future principal payments on long-term debt

As of June 30, 2021, future principal payments on long-term debt are as follows (in thousands):

Year Ending December 31,
2021 (remaining six months)	$29,606
2022	7,421
2023	7,197
2024	4,000
$48,224
As of December 31, 2020, future principal payments on long-term debt are as follows (in thousands):

Year Ending December 31:
2021	$—
2022	5,883
2023	7,000
2024	3,667
$16,550